Inventories	12 Months Ended
Dec. 31, 2018
INVENTORIES.
Inventories

13.  INVENTORIES.

The detail of inventories as of December 31, 2018 and 2017, is as follows:

	As of December 31,
	2018	2017
Classes of Inventories	ThCh$	ThCh$
Supplies for Production	34,384,582	16,879,260
Gas	5,712,978	2,301,172
Oil	2,684,688	2,593,806
Coal	25,986,916	11,984,282
Supplies for projects and spare parts	14,354,027	12,311,718
Electrical materials	8,223,034	10,495,964
Total	56,961,643	39,686,942

There are no inventories pledged as security for liabilities.

For the years ended December 31, 2018 and 2017, raw materials and consumables recognized as fuel expenses were ThCh$231,028,169 and  ThCh$280,739,362, respectively. See Note 29.